SCHEDULE OF PROPERTY AND EQUIPMENT, NET ESTIMATED USEFUL LIVES (Details) - Spetner Associates Inc [Member]	Dec. 31, 2024
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
IT Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years